Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Goodwill	£ 131	£ 570	£ 257
Intangible assets	156	427	245
Property, plant and equipment	1	3	1
Non current assets	0	1	4
Current assets	4	20	20
Current liabilities	(16)	(24)	(53)
Borrowings	0	(3)	(6)
Deferred tax	(27)	(90)	(44)
Net assets acquired	249	904	424
Consideration (after taking account of £29m (2019: £32m; 2018: £27m) net cash acquired)	249	904	424
Less: consideration deferred to future years	(14)	(40)	(10)
Less: acquisition date fair value of equity interest	0	0	(15)
Net cash flow	£ 235	£ 864	£ 399